Supplement to the
Fidelity® Total International Equity Fund
Class A, Class M, Class C, Class I, and Class Z
December 30, 2025
Summary Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Investment Adviser" heading.
Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager. FMR Investment Management (UK) Limited (FMR UK) and other investment advisers serve as sub-advisers for the fund.
The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Patrick Drouot (Co-Portfolio Manager) has managed the fund since 2026.
ATIE-SUSTK-0226-106 1.9881413.106	March 6, 2026
Supplement to the
Fidelity® Total International Equity Fund
December 30, 2025
Summary Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Investment Adviser" heading.
Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager. FMR Investment Management (UK) Limited (FMR UK) and other investment advisers serve as sub-advisers for the fund.
The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Patrick Drouot (Co-Portfolio Manager) has managed the fund since 2026.
TIE-SUSTK-0226-103 1.9886610.103	March 6, 2026